Income Taxes - Disclosure of information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Net loss before tax	$ (13,591,728)	$ (15,270,556)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	$ (3,669,767)	$ (4,123,050)
Change in deferred tax assets not recognized	10,505,857	3,225,494
Share issuance costs	(2,190,593)	(1,592,305)
Foreign exchange	(28,790)	(162,461)
Change in estimate	(5,911,480)	(221,471)
Tax effect of spinout	0	(461,450)
Non-deductible items and other	1,294,773	3,335,243
Total income tax expense (recovery)	$ 0	$ 0